Schedule of Investments (unaudited) March 31, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.0%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama, Refunding RB, Series C, 5.00%, 11/15/46	$60,000	$66,490,620
Black Belt Energy Gas District, RB(a)
Series A, 4.00%, 12/01/52	27,775	29,725,027
Series A-1, 4.00%, 12/01/49	215,275	223,914,417
Southeast Alabama Gas Supply District, RB, Series A, 4.00%, 06/01/49(a)	220,000	226,880,720

		547,010,784

Arizona — 2.0%
Arizona Industrial Development Authority, RB(b)
5.00%, 07/01/49	1,695	1,778,972
5.00%, 07/01/54	10,655	11,137,629
Series A, 5.00%, 07/01/39	1,300	1,332,573
Series A, 5.00%, 07/01/49	2,010	2,047,177
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.25%, 07/01/37	2,830	2,993,984
Series A, 5.50%, 07/01/52	2,450	2,587,443
City of Phoenix Civic Improvement Corp., RB
5.00%, 07/01/44	40,000	46,784,160
Series A, Junior Lien, 5.00%, 07/01/45	2,220	2,651,430
Industrial Development Authority of the City of Phoenix, RB
6.88%, 07/01/23(c)	3,440	3,661,412
Series A, 6.50%, 07/01/34(b)	2,000	2,158,022
Series A, 6.75%, 07/01/44(b)	2,190	2,396,357
Industrial Development Authority of the City of Phoenix, Refunding RB, 5.00%, 07/01/45(b)	2,280	2,340,570
Industrial Development Authority of the County of Pima, Refunding RB(b)
5.00%, 06/15/47	10,400	10,448,693
5.00%, 06/15/52	19,280	19,370,269
Maricopa County Industrial Development Authority, RB
Series 2019E, 4.00%, 01/01/45	21,350	22,582,365
Series 2019F, 4.00%, 01/01/45	35,220	37,252,969
Series A, 4.00%, 01/01/41	16,160	16,943,211
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/38	27,000	29,468,934
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	340	352,105
Salt River Project Agricultural Improvement & Power District, RB, 4.00%, 01/01/39	30,280	32,989,061
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	15,000	16,154,310

		267,431,646

Arkansas(b) — 0.5%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	40,990	42,007,905
Series A, AMT, 4.75%, 09/01/49	31,500	32,935,234

		74,943,139

Security	Par (000)	Value

California — 15.4%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	$10,000	$10,690,560
California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(a)	195,000	211,258,515
California Community Housing Agency, RB, M/F Housing(b)
3.00%, 02/01/57	13,720	10,050,956
Series A-1, 4.00%, 08/01/50	6,860	5,781,937
California Health Facilities Financing Authority, Refunding RB
5.00%, 08/15/41	10,000	11,878,920
Series A, 4.00%, 08/15/48	74,685	80,136,408
Series A, 4.00%, 04/01/49	11,000	11,161,920
Series A, 4.00%, 08/15/50	23,250	24,564,811
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	12,935	12,892,287
Class A, (FHLMC), 3.75%, 03/25/35	19,881	20,766,876
California Infrastructure & Economic Development Bank, RB, Series A-1, 5.00%, 01/01/56(b)	2,200	2,289,734
California Infrastructure & Economic Development Bank, RB, CAB, Class B, 0.00%, 01/01/61(b)(d)	48,320	4,298,499
California State Public Works Board, RB
5.00%, 11/01/46	13,760	16,111,240
Series B, 4.00%, 05/01/46	37,805	40,176,092
California Statewide Communities Development Authority, RB, 5.25%, 12/01/48(b)	2,000	2,284,426
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	3,510	3,441,864
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA), 2.55%, 07/01/39	25,000	23,058,750
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	27,620	31,112,991
City of Los Angeles Department of Airports, ARB
Series A, AMT, 4.00%, 05/15/38	14,370	15,128,477
Series A, AMT, 4.00%, 05/15/39	12,940	13,633,713
Series A, AMT, 5.00%, 05/15/44	2,880	3,166,710
Series A, AMT, 5.00%, 05/15/45	10,000	11,417,730
Series C, AMT, 5.00%, 05/15/45	16,260	18,304,711
Series C, AMT, 4.00%, 05/15/50	25,440	26,433,407
City of Los Angeles Department of Airports, Refunding ARB
Series D, AMT, 4.00%, 05/15/40	10,000	10,560,060
Series D, AMT, 5.00%, 05/15/46	80,285	91,729,868
AMT, Subordinate, 5.00%, 05/15/44	10,000	11,088,700
City of Los Angeles Department of Airports, Refunding RB
Series A, 5.00%, 05/15/38	5,000	5,758,660
Series A, 5.00%, 05/15/39	10,000	11,502,110
Series A, 5.00%, 05/15/40	35,740	41,081,772
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	1,510	1,514,904
6.50%, 05/01/42	5,130	5,146,165

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
CMFA Special Finance Agency VII, RB, M/F Housing, 4.00%, 08/01/47(b)	$5,495	$4,512,049
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	11,440	9,405,407
CMFA Special Finance Agency, RB, M/F Housing, Series A-1, 3.00%, 12/01/56(b)	2,835	2,088,009
CSCDA Community Improvement Authority, RB, M/F Housing(b)
3.13%, 07/01/56	23,665	18,198,645
3.25%, 07/01/56	7,980	6,353,540
3.25%, 04/01/57	6,060	4,803,259
3.25%, 05/01/57	11,890	9,299,966
4.00%, 06/01/57	9,220	7,480,684
4.00%, 07/01/58	19,385	15,289,032
3.25%, 10/01/58	2,120	1,680,005
Series A, 5.00%, 01/01/54	8,950	8,995,224
Series A-2, 4.00%, 10/01/56	36,750	32,868,906
Series B, 4.00%, 12/01/59	6,125	4,376,178
Senior Lien, 3.25%, 05/01/57	9,530	7,439,471
Senior Lien, 3.13%, 06/01/57	21,200	16,115,095
Series B, Sub Lien, 4.00%, 12/01/59	14,725	9,594,471
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	6,939,673
Golden State Tobacco Securitization Corp., Refunding RB(c)
Series A-1, 5.00%, 06/01/22	19,600	19,720,109
Series A-2, 5.00%, 06/01/22	5,820	5,857,458
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B, 0.00%, 06/01/66(d)	110,720	13,499,757
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/44	13,840	15,646,217
Los Angeles County Metropolitan Transportation Authority, RB
Series A, 5.00%, 07/01/42	18,700	22,251,130
Series A, 5.00%, 07/01/43	19,635	23,364,138
Series A, 5.00%, 07/01/45	21,645	25,647,117
Los Angeles Department of Water & Power System Revenue, Refunding RB
Series B, 5.25%, 07/01/37	13,500	15,179,346
Series B, 5.25%, 07/01/38	15,000	16,836,315
Series B, 5.25%, 07/01/39	7,000	7,844,942
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.25%, 07/01/44	19,000	21,273,578
Series B, 5.00%, 07/01/47(e)	20,000	23,648,280
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/50	62,155	72,005,138
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	24,540	27,913,391
Port of Oakland, Refunding RB, Series P, AMT, Senior Lien, 5.00%, 05/01/31(c)	13,010	13,037,295
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/46	14,750	16,615,152
Series B, AMT, 5.00%, 07/01/51	48,470	54,336,566

Security	Par (000)	Value

California (continued)
San Diego County Regional Airport Authority, Refunding ARB, Series B, AMT, Subordinate, 5.00%, 07/01/49	$6,500	$7,127,081
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	35,000	38,698,275
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/39	10,000	11,045,780
Series A, Subordinate, 5.25%, 08/01/47	13,645	15,851,860
San Francisco Bay Area Rapid Transit District, GO, Series C-1, 4.00%, 08/01/45	35,295	38,356,630
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/44	25,000	27,619,150
Series A, AMT, 5.00%, 05/01/49	45,395	49,817,199
Series B, AMT, 5.00%, 05/01/41	25,000	27,140,800
Series B, AMT, 5.00%, 05/01/46	20,000	21,224,780
Series E, AMT, 5.00%, 05/01/45	24,750	27,279,722
Series E, AMT, 5.00%, 05/01/50	22,305	24,460,689
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 1.00%, 10/01/26	100,000	95,666,300
State of California, Refunding GO
4.00%, 03/01/36	19,385	21,001,806
4.00%, 10/01/39	8,105	8,794,306
5.25%, 10/01/39	20,100	22,275,584
5.00%, 09/01/41	63,585	75,377,728
4.00%, 10/01/41	6,565	7,052,110
4.00%, 04/01/42	16,000	17,374,112
5.00%, 04/01/47	27,000	32,118,579
University of California, RB, Series AV, 5.25%, 05/15/42	56,000	63,464,856
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	5,150	5,485,981
Series Q, 4.00%, 05/15/37	4,000	4,361,168
Series Q, 5.00%, 05/15/46	94,590	110,866,196

		2,101,000,008

Colorado — 2.3%
Arista Metropolitan District, Refunding GOL, Series A, 5.13%, 12/01/48	3,500	3,601,686
Brighton Crossing Metropolitan District No.6, GOL
Series A, 5.00%, 12/01/35	525	549,979
Series A, 5.00%, 12/01/40	515	534,879
Series A, 5.00%, 12/01/50	1,500	1,549,890
Broadway Station Metropolitan District No.2, GOL, Series A, 5.13%, 12/01/48	5,000	5,001,605
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	6,930	7,066,057
City & County of Denver CO, RB, Series A, 4.00%, 08/01/51(e)	27,640	29,439,558
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/37	25,015	27,815,779
Series A, AMT, 5.25%, 12/01/43	62,620	69,732,943
City & County of Denver Colorado, COP, Series A, 5.38%, 06/01/43	10,000	11,085,170

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	$36,115	$37,309,612
City of Colorado Springs CO Utilities System Revenue, RB
Series B, 4.00%, 11/15/40	7,295	8,093,379
Series B, 4.00%, 11/15/46	12,290	13,389,844
City of Colorado Springs CO Utilities System Revenue, Refunding RB, Series A, 4.00%, 11/15/50	5,000	5,400,340
Colorado Educational & Cultural Facilities Authority, Refunding RB(b)
4.00%, 07/01/31	500	505,488
5.00%, 12/01/40	990	995,666
4.00%, 07/01/41	750	727,499
5.00%, 12/01/50	1,320	1,305,352
4.00%, 07/01/51	755	686,521
5.00%, 12/01/55	1,540	1,509,339
4.00%, 07/01/61	1,225	1,071,659
Colorado Health Facilities Authority, Refunding RB
4.00%, 11/15/38	8,000	8,549,016
4.00%, 11/15/43	6,000	6,385,986
Cottonwood Highlands Metropolitan District No.1, GOL, Series A, 5.00%, 12/01/49	900	923,102
Denver City & County School District No 1, GO, Series A, (ST AID WITHHLDG), 5.00%, 12/01/45	20,000	24,142,100
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,190	1,229,559
Southlands Metropolitan District No.1, Refunding GO, Series A-1, 5.00%, 12/01/47	3,000	3,087,426
State of Colorado, COP, Series J, 5.25%, 03/15/42	30,000	33,546,600
STC Metropolitan District No.2, Refunding GOL, Series A, 4.00%, 12/01/29	1,500	1,512,327

		306,748,361

Connecticut — 0.7%
Connecticut State Health & Educational Facilities Authority, RB(a)
Series 2010-A, 0.25%, 07/01/49	15,970	15,513,242
Series X-2, 0.25%, 07/01/37	11,000	10,683,585
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series 2015-A, 0.38%, 07/01/35(a)	39,965	38,614,463
Series G-1, 5.00%, 07/01/39(b)	1,500	1,677,550
Series G-1, 5.00%, 07/01/44(b)	2,000	2,223,586
Series G-1, 5.00%, 07/01/50(b)	2,350	2,589,878
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,930	4,036,739
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/40	5,000	5,383,025
Series D, 4.00%, 11/01/40	9,205	9,889,180
State of Connecticut, GO, Series C, 4.00%, 06/01/39	1,740	1,833,113

		92,444,361

Security	Par (000)	Value

Delaware — 0.2%
Delaware State Economic Development Authority, Refunding RB, Series A, 1.25%, 10/01/45(a)	$25,165	$23,944,875

District of Columbia — 3.8%
District of Columbia Water & Sewer Authority, Refunding RB
Series C1, 4.00%, 10/01/47	15,000	16,265,730
Series C1, 4.00%, 10/01/51	8,145	8,741,629
Series B, Sub-Lien, 5.25%, 10/01/40	48,060	52,830,436
Series B, Sub-Lien, 5.25%, 10/01/44	63,075	69,082,326
District of Columbia, GO
Series A, 5.00%, 06/01/41	30,000	33,097,320
Series D, 5.00%, 06/01/42	44,680	50,104,063
District of Columbia, Refunding GO, Series D, 4.00%, 02/01/46	24,200	26,240,955
District of Columbia, Refunding RB, Series A, 4.00%, 03/01/45	19,980	21,419,639
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/36	10,000	11,133,230
Series A, AMT, 5.00%, 10/01/46	56,820	64,361,832
Washington Metropolitan Area Transit Authority, RB 5.00%, 07/01/43	35,480	39,995,930
Series A, 5.00%, 07/15/41	6,250	7,384,106
Series A, 4.00%, 07/15/45	10,500	11,175,434
Series A, 5.00%, 07/15/45	45,000	52,090,515
Series B, 5.00%, 07/01/42	50,000	56,416,550

		520,339,695

Florida — 2.6%
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/45	2,830	2,743,062
4.00%, 11/15/55	4,170	3,849,506
Broward County FL Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	5,250	5,704,456
Capital Trust Agency, Inc., RB(b)
5.00%, 07/01/54	2,095	2,217,092
Series A, 5.00%, 06/15/49	4,365	4,561,150
Series A, 5.00%, 01/01/56	1,550	1,573,791
Series A-1, 5.00%, 07/01/56	6,900	7,094,269
Capital Trust Agency, Inc., RB, CAB, 0.00%, 01/01/61(b)(d)	7,130	405,027
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	12,910	13,919,769
City of Tampa Florida, SAB
5.25%, 05/01/43	11,720	13,424,252
5.25%, 05/01/46	15,430	17,591,527
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	8,000	8,932,856
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	83,000	91,164,627
County of Miami-Dade Seaport Department, Refunding ARB(c)
Series A, 6.00%, 10/01/38	6,325	6,711,508
Series A, 5.50%, 10/01/42	5,375	5,669,174

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, Refunding ARB(c) (continued)
Series B, AMT, 6.25%, 10/01/38	$5,000	$5,309,350
Series B, AMT, 6.00%, 10/01/42	2,350	2,493,604
County of Palm Beach Florida, RB, 5.00%, 04/01/51(b)	4,770	5,102,698
County of Sarasota FL Utility System Revenue, RB
Series A, 5.00%, 10/01/45	3,000	3,502,203
Series A, 5.00%, 10/01/50	3,055	3,545,190
Florida Development Finance Corp., RB
Series C, 5.75%, 12/15/56(b)	6,295	5,380,790
AMT, 3.00%, 06/01/32	6,760	6,458,443
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(b)	18,065	15,035,590
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/46	14,985	17,167,340
Sub-Series A, AMT, 5.00%, 10/01/42	49,795	53,583,055
Hillsborough County Port District, ARB, Series A, 5.25%, 06/01/48	8,375	9,364,908
Lakewood Ranch Stewardship District, Refunding SAB, 4.00%, 05/01/50(b)	1,250	1,196,313
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	1,745	1,802,482
5.00%, 05/01/37(b)	1,655	1,733,543
5.25%, 05/01/37	2,755	2,917,129
4.70%, 05/01/39	1,160	1,208,522
5.13%, 05/01/47(b)	1,985	2,067,219
5.38%, 05/01/47	4,780	5,032,078
4.88%, 05/01/49	1,250	1,297,579
Live Oak Lake Community Development District, SAB
4.40%, 05/01/40	1,600	1,607,349
4.60%, 05/01/51	2,840	2,844,856
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	7,808,808
River Landing Community Development District, SAB
Series A, 4.13%, 05/01/40	860	837,868
Series A, 4.35%, 05/01/51	1,100	1,060,569
Series B, 4.25%, 11/01/35	1,130	1,100,254
Sarasota National Community Development District, Refunding SAB, 4.00%, 05/01/39	1,750	1,793,426
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	147	93,809
Windward Community Development District, SAB
Series A-1, 4.50%, 05/01/51	500	494,071
Series A-2, 4.40%, 11/01/35	1,805	1,784,746

		349,185,858

Georgia — 1.2%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, 4.00%, 07/01/35	10,850	11,478,475
Main Street Natural Gas Inc., RB(a)
Series A, 4.00%, 09/01/52	100,000	105,713,500
Series C, 4.00%, 05/01/52	4,250	4,436,962

Security	Par (000)	Value

Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series A, 4.00%, 07/01/44(c)	$20,000	$20,564,420
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	20,000	22,505,260

		164,698,617

Illinois — 4.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	15,895	16,102,223
Series C, 5.25%, 12/01/39	7,275	7,618,169
Series D, 5.00%, 12/01/46	25,350	26,054,147
Series H, 5.00%, 12/01/36	4,620	4,974,123
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	365	399,351
Series B, 5.00%, 12/01/26	2,000	2,159,222
Series B, 5.00%, 12/01/28	2,060	2,252,538
Series B, 5.00%, 12/01/29	2,000	2,197,368
Series B, 5.00%, 12/01/30	2,000	2,188,222
Series B, 4.00%, 12/01/35	11,640	11,706,325
Series C, 5.00%, 12/01/23	4,310	4,460,833
Series C, 5.00%, 12/01/24	4,445	4,672,971
Series C, 5.00%, 12/01/25	12,760	13,608,106
Series C, 5.00%, 12/01/26	3,060	3,302,150
Series F, 5.00%, 12/01/24	9,585	10,076,586
Series G, 5.00%, 12/01/34	5,000	5,397,280
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(d)	650	585,311
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	49,415	54,180,681
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.50%, 01/01/34	5,380	5,512,859
Chicago O’Hare International Airport, Refunding RB
Series B, Senior Lien, 5.00%, 01/01/38	30,000	32,622,780
Series B, Senior Lien, 5.00%, 01/01/39	59,885	65,062,477
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 4.00%, 12/01/49	16,150	16,573,017
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 07/15/42	23,695	26,067,012
Series C, 5.00%, 02/15/41	28,920	31,603,602
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	4,000	4,079,720
Series A, 5.00%, 01/01/40	18,000	19,255,698
Series A, 5.00%, 01/01/42	48,000	52,942,608
Series A, 5.00%, 01/01/43	600	697,496
Series A, 5.00%, 01/01/45	13,960	15,997,211
Series A, 4.00%, 01/01/46	17,400	18,323,366
Series B, 5.00%, 01/01/40	21,105	22,759,210
Series B, 5.00%, 01/01/41	28,000	30,346,764
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 06/15/42	5,000	5,382,695
4.00%, 12/15/47	14,540	14,450,419
State of Illinois, GO 5.50%, 05/01/39	9,040	10,279,746
Series A, 5.00%, 11/01/29	27,500	30,897,487
Series B, 5.00%, 11/01/32	14,000	15,541,442

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, Refunding GO
5.00%, 02/01/26	$10,750	$11,648,227
Series A, 5.00%, 10/01/28	19,250	21,467,446
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	3,730	3,743,454

		627,190,342

Indiana — 1.0%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	3,870	4,180,858
AMT, 7.00%, 01/01/44	7,330	7,899,277
Indiana Finance Authority, RB, AMT, 0.28%, 12/15/45(a)	126,700	125,845,282

		137,925,417

Iowa — 0.5%
Iowa Finance Authority, RB, 5.50%, 07/01/23(c)	18,750	19,616,344
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	2,500	2,587,500
Series B, 5.25%, 12/01/50(a)	47,270	49,845,458

		72,049,302

Kentucky — 1.4%
City of Henderson KY, RB, AMT, 4.70%, 01/01/52(b)(e)	12,295	12,363,410
Kentucky Public Energy Authority, RB(a)
Series A-1, 4.00%, 08/01/52	84,925	91,025,333
Series C-1, 4.00%, 12/01/49	79,760	83,222,461

		186,611,204

Louisiana — 1.3%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	2,375	2,140,834
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(a)	146,160	141,217,746
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, 0.88%, 02/01/46(a)	21,580	20,565,611
Louisiana Public Facilities Authority, RB(b)
Series A, 5.00%, 04/01/39	1,425	1,458,113
Series A, 5.00%, 06/01/39	1,300	1,308,092
Series A, 5.00%, 04/01/49	2,800	2,836,473
Series A, 5.00%, 06/01/49	3,000	2,966,829
Series A, 5.00%, 06/01/58	4,500	4,373,073

		176,866,771

Maryland — 0.1%
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	2,735	2,901,548
Series A, 5.00%, 09/01/38	1,400	1,496,348
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	5,145	4,932,923
Maryland Health & Higher Educational Facilities Authority, RB, Series B, (NPFGC), 7.00%, 07/01/22(h)	1,665	1,688,829

		11,019,648

Massachusetts — 4.9%
City of Quincy Massachusetts, Refunding, GO, 2.00%, 07/08/22.	1	842
Commonwealth of Massachusetts Transportation Fund Revenue, RB, 4.00%, 06/01/50	10,000	10,685,230

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts, GO, Series B, 3.00%, 02/01/48	$68,020	$62,201,025
Commonwealth of Massachusetts, GOL
Series A, 5.25%, 04/01/42	42,000	47,566,134
Series A, 5.25%, 04/01/47	85,000	95,414,965
Series E, 5.25%, 09/01/43	92,000	106,544,004
Commonwealth of Massachusetts, Refunding GOL, Series D, 4.00%, 11/01/41	10,630	11,566,737
Massachusetts Development Finance Agency, RB, Series A, 5.25%, 01/01/42	9,655	10,617,845
Massachusetts Development Finance Agency, Refunding RB
5.00%, 10/01/37(b)	1,000	1,066,068
5.00%, 10/01/47(b)	1,250	1,329,515
Series A, 4.00%, 07/15/36	73,370	78,455,275
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	41,025	46,209,945
Massachusetts School Building Authority, RB
Series A, 4.00%, 08/15/45	5,000	5,396,310
Series B, 5.25%, 02/15/48	70,505	80,186,746
Sub-Series B, 4.00%, 02/15/41	12,420	12,656,713
Sub-Series B, 4.00%, 02/15/42	10,000	10,187,030
University of Massachusetts Building Authority, Refunding RB
Series 1, 5.25%, 11/01/42	58,840	66,973,865
Series 1, 5.25%, 11/01/47	14,425	16,313,550

		663,371,799

Michigan — 1.8%
Michigan Finance Authority, RB
4.00%, 02/15/44	62,500	66,667,313
4.00%, 12/01/47	2,000	2,103,678
Series A, 4.00%, 11/15/50	8,750	9,086,525
Michigan Finance Authority, Refunding RB
5.00%, 12/01/39	3,000	3,361,140
5.00%, 11/15/41	40,000	43,993,880
4.00%, 03/01/51	17,000	17,926,245
Series A, 5.00%, 12/01/37	25,105	27,651,074
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/46	19,200	20,748,230
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	2,430	2,783,230
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	17,831,838
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	10,010	10,583,843
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/38	6,510	7,126,816
4.00%, 11/15/44	9,250	9,943,019

		239,806,831

Minnesota — 0.3%
City of Rochester MN, Refunding RB, 4.00%, 11/15/39(e)	10,000	10,885,550
Minnesota Municipal Gas Agency, RB, Series A, 4.00%, 12/01/52(a)	33,000	35,179,254

		46,064,804

Montana — 0.0%
City of Kalispell Montana, Refunding RB Series A, 5.25%, 05/15/37	405	431,453

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Montana (continued)
City of Kalispell Montana, Refunding RB (continued)
Series A, 5.25%, 05/15/47	$1,500	$1,577,463
Series A, 5.25%, 05/15/52	1,500	1,571,844

		3,580,760

Nebraska — 0.2%
Omaha Public Power District Nebraska City Station Unit 2, Refunding RB
Series A, 5.25%, 02/01/42	10,000	10,773,300
Series A, 5.25%, 02/01/46	10,000	10,724,230

		21,497,530

Nevada — 0.1%
Las Vegas Valley Water District, Refunding GOL, Series C, 4.00%, 06/01/42	11,945	13,102,339
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37(b)	875	903,324
State of Nevada Department of Business & Industry, RB(b)
Series A, 4.50%, 12/15/29	315	328,546
Series A, 5.00%, 12/15/38	1,080	1,136,042
Series A, 5.00%, 07/15/47	1,400	1,432,801

		16,903,052

New Hampshire(b) — 0.1%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	9,085	9,289,740
Series C, AMT, 4.88%, 11/01/42	3,700	3,794,546

		13,084,286

New Jersey — 4.7%
New Jersey Economic Development Authority, RB
Series WW, 5.25%, 06/15/40	14,145	15,066,816
AMT, 5.13%, 09/15/23	2,835	2,882,880
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/30(c)	55,895	64,405,126
New Jersey Health Care Facilities Financing Authority, RB
4.00%, 07/01/45	19,000	19,937,080
4.00%, 07/01/51	26,610	27,818,839
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/35	7,375	8,235,390
Series A, 5.00%, 07/01/38	11,950	13,242,034
Series A, 5.00%, 07/01/39	22,245	24,656,136
Series A, 5.00%, 07/01/43	10,000	11,057,420
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.75%, 12/01/27	185	185,102
1st Series, AMT, 5.75%, 12/01/28	145	145,077
New Jersey Transportation Trust Fund Authority, RB
4.00%, 06/15/50	12,500	12,765,900
Series AA, 5.50%, 06/15/39	39,890	41,289,740
Series AA, 4.00%, 06/15/45	31,500	32,308,353
Series AA, 4.00%, 06/15/50	18,500	18,807,636
Series BB, 4.00%, 06/15/44	25,000	25,450,950
Series BB, 5.00%, 06/15/44	10,000	10,923,990
Series C, 5.25%, 06/15/32	20,010	21,423,046

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/30	$20,110	$22,197,398
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	84,050	90,801,821
Series A, 4.00%, 01/01/48	31,420	33,073,855
State of New Jersey, GO
2.00%, 06/01/36	9,605	7,806,252
(BAM), 2.00%, 06/01/36	6,055	5,300,474
2.00%, 06/01/37	10,000	7,964,620
5.00%, 06/01/38	10,770	12,072,825
5.00%, 06/01/39	18,165	20,315,391
5.00%, 06/01/40	18,310	20,440,368
5.00%, 06/01/41	20,940	23,321,611
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	18,260	19,539,825
Series A, 5.25%, 06/01/46	20,350	22,097,902

		635,533,857

New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	155	171,096

New York — 16.9%
City of New York, GO
Series A-1, 5.00%, 08/01/47	14,000	16,144,380
Sub-Series F-1, 5.00%, 04/01/43	52,780	59,027,569
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/37	10,420	11,542,995
Series A, 5.00%, 02/15/42	23,825	26,284,193
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	10,000	10,335,800
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/44	3,675	4,341,355
New York City Municipal Water Finance Authority, RB
Series BB-1, 4.00%, 06/15/50	2,270	2,407,780
Series CC-1, 5.00%, 06/15/52	15,000	17,251,050
Series CC-1, Subordinate, 4.00%, 06/15/51	7,815	8,247,935
New York City Municipal Water Finance Authority, Refunding RB, Series EE, 5.00%, 06/15/45	10,000	11,457,845
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, (SAW), 5.00%, 07/15/37	25,000	25,219,275
Series S-1B, (SAW), 4.00%, 07/15/40	10,000	10,542,740
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	31,165	35,147,607
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-1, 4.00%, 11/01/39	15,000	15,851,505
Series B-1, 4.00%, 11/01/42	27,500	28,672,847
Series B-1, 4.00%, 11/01/43	25,000	26,190,950
Series B-1, 4.00%, 08/01/45	60,455	63,717,031
Subordinate, 4.00%, 05/01/45	10,000	10,504,980
Subordinate, 4.00%, 02/01/47	45,000	47,129,535
Subordinate, 5.00%, 02/01/47	20,000	23,036,580
Series C-1, Subordinate, 4.00%, 11/01/42	20,925	22,047,250
Series C-3, Subordinate, 5.00%, 05/01/40	20,000	22,137,360
Series F-1, Subordinate, 5.00%, 02/01/47(e)	5,000	5,725,850

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System, RB
Series AA, 4.00%, 06/15/42	$20,000	$21,340,680
Series AA-1, 5.00%, 06/15/48	17,590	20,294,586
New York City Water & Sewer System, Refunding RB
5.00%, 06/15/40	10,000	11,490,880
4.00%, 06/15/41	14,500	15,469,615
Series BB-1, 4.00%, 06/15/45	114,835	121,515,526
Series CC, 4.00%, 06/15/42	22,500	24,015,577
Series CC, 5.25%, 06/15/46	61,465	67,709,352
Series CC-1, 5.00%, 06/15/37	24,000	26,659,728
Series CC-1, 5.25%, 06/15/37	39,000	43,873,752
Series DD-2, 5.00%, 06/15/40	39,865	44,802,798
Series DD-3, 4.00%, 06/15/42	64,105	68,284,454
Series EE, 5.25%, 06/15/36	14,500	16,487,573
Series EE, 5.00%, 06/15/40	34,240	38,481,069
Series FF, 5.00%, 06/15/40	23,790	26,902,874
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	7,800	8,082,118
Series A, 5.00%, 06/01/45	16,695	16,713,932
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	4,325	4,604,222
New York Liberty Development Corp., Refunding RB
Series 1, Class 1, 5.00%, 11/15/44(b)	34,385	36,193,926
Series A, 2.88%, 11/15/46	53,000	44,604,535
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/45	64,255	69,172,435
Series A, 4.00%, 11/15/50	18,500	19,572,408
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/43	19,020	21,198,323
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	5,000	5,710,390
Series A, 4.00%, 03/15/40	23,280	24,496,822
Series A, 4.00%, 03/15/41	8,105	8,522,513
Series A, 4.00%, 03/15/43	12,365	13,081,391
Series A, 4.00%, 03/15/45	75,000	78,266,625
Series A, 5.00%, 03/15/46	26,155	30,376,705
Series A, 4.00%, 03/15/49	16,475	17,290,760
Series E, 5.00%, 03/15/41	20,150	23,068,345
Series E, 4.00%, 03/15/42	26,550	28,116,105
Series E, 4.00%, 03/15/43	46,455	49,205,879
Series E, 4.00%, 03/15/44	3,175	3,362,271
Series E, 5.00%, 03/15/44	10,000	11,387,320
Series E, 4.00%, 03/15/46	30,040	31,819,810
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/42	10,000	11,234,270
New York State Housing Finance Agency, RB, M/F Housing
Series J, (SONYMA), 1.10%, 11/01/61(a)	36,070	33,414,022
Series L-2, (SONYMA), 0.75%, 11/01/25	7,650	7,162,381
Series M-2, (SONYMA FHA), 0.75%, 11/01/25	4,380	4,151,995
New York State Thruway Authority, Refunding RB
Series A-1, 4.00%, 03/15/43	19,205	20,337,845
Series O, 4.00%, 01/01/45	25,640	26,994,818
Series O, 4.00%, 01/01/46	21,670	22,816,885

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority, Refunding RB (continued)
Series B, Subordinate, 4.00%, 01/01/38	$17,020	$17,940,084
Series B, Subordinate, 4.00%, 01/01/39	16,335	17,147,568
Series B, Subordinate, 4.00%, 01/01/41	29,505	30,853,939
Series B, Subordinate, 4.00%, 01/01/45	10,000	10,367,830
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/45	23,295	24,279,214
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/43	19,305	20,363,725
5.00%, 03/15/47	51,850	58,750,250
Series A, 4.00%, 03/15/37	12,000	12,841,776
Series A, 4.00%, 03/15/42	12,000	12,788,940
Series A, 4.00%, 03/15/44	27,500	29,264,812
Series E, 4.00%, 03/15/46	13,205	13,815,639
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	9,610	10,685,811
AMT, 5.00%, 10/01/40	27,095	30,161,368
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(b)	5,190	5,261,648
Port Authority of New York & New Jersey, ARB
217th Series, 5.00%, 11/01/44	21,500	24,362,617
218th Series, AMT, 4.00%, 11/01/41	15,000	15,827,340
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	45,000	50,185,170
Suffolk County Water Authority, Refunding RB, Series A, 3.75%, 06/01/36	20,000	20,314,100
Triborough Bridge & Tunnel Authority, RB
Series C, 4.00%, 11/15/40	15,000	15,949,680
Series C, 4.00%, 11/15/41	22,500	23,826,802
Series C-1, 4.00%, 05/15/46	5,000	5,284,550
Triborough Bridge & Tunnel Authority, Refunding RB
5.00%, 05/15/47	17,150	19,993,024
Series A, 5.25%, 11/15/45	7,805	8,429,759
Series A-1, 4.00%, 05/15/46	5,805	6,147,884
Series B, 5.00%, 11/15/38	9,800	10,975,441
Series C-2, 5.00%, 11/15/42	66,250	74,678,126
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,720,087

		2,294,469,111

North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/44(c)	23,570	23,570,000
North Carolina Medical Care Commission, RB
5.00%, 10/01/40	1,050	1,131,568
5.00%, 10/01/45	1,000	1,060,896
5.00%, 10/01/50	1,500	1,575,242

		27,337,706

Ohio — 0.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 3.00%, 06/01/48	5,765	4,699,109
Series B-2, Class 2, 5.00%, 06/01/55	81,275	84,131,004
Ohio Air Quality Development Authority, RB(b)
AMT, 4.50%, 01/15/48	1,480	1,522,800

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, RB(b) (continued) AMT, 5.00%, 07/01/49	$10,060	$10,478,737
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A-1, Junior Lien, 5.25%, 02/15/39	7,500	7,710,833
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, 5.00%, 12/01/46	14,000	16,660,000

		125,202,483

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	7,990	8,955,679

Oregon — 0.3%
Oregon Health & Science University, Refunding RB, Series A, 4.00%, 07/01/51	15,000	15,964,695
Port of Portland OR Airport Revenue, Refunding ARB
Series 28, AMT, 4.00%, 07/01/39	4,955	5,249,827
Series 28, AMT, 4.00%, 07/01/47	25,000	25,724,025

		46,938,547

Pennsylvania — 1.0%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/27	3,250	3,596,232
5.00%, 05/01/32	3,750	4,161,371
5.00%, 05/01/42	6,305	6,869,688
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	2,205	2,262,491
4.00%, 07/01/51	1,500	1,539,281
Geisinger Authority, Refunding RB, 4.00%, 04/01/39	15,140	15,982,647
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,930	1,998,322
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 10/15/51	3,750	3,895,256
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	3,235	3,347,222
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 4.00%, 08/15/43	3,570	3,805,334
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	30,000	34,587,420
Series B, 5.25%, 12/01/39	3,560	3,800,617
Sub-Series A, 5.50%, 12/01/46	46,430	51,555,594

		137,401,475

Puerto Rico — 3.6%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	300,000	18,360,000
Commonwealth of Puerto Rico, GO, Series A1, Restructured, 5.63%, 07/01/29	27,018	29,976,665
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series A, Senior Lien, 5.00%, 07/01/35	20,935	23,771,672
Series A, Senior Lien, 5.00%, 07/01/47	37,080	41,174,707
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	96,014	101,738,835
Series A-1, Restructured, 5.00%, 07/01/58	108,096	114,717,961

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.33%, 07/01/40	$48,060	$49,626,275
Series A-2, Restructured, 4.78%, 07/01/58	59,265	62,408,890
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/24	3,582	3,357,717
Series A-1, Restructured, 0.00%, 07/01/46	49,790	15,252,967
Series A-1, Restructured, 0.00%, 07/01/51	134,196	29,772,993
Series B-1, Restructured, 0.00%, 07/01/46	18,123	5,554,246

		495,712,928

Rhode Island — 0.2%
Rhode Island Student Loan, Authority RB, Series A, AMT, 2.88%, 12/01/35	10,590	10,505,132
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 06/01/50	10,000	10,626,310

		21,131,442

South Carolina — 0.8%
County of Dorchester South Carolina, SAB(b)
5.88%, 10/01/40	1,245	1,317,403
6.00%, 10/01/51	3,000	3,142,641
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(a)	95,000	97,719,945
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.25%, 11/15/37	6,005	6,338,782
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/47	5,000	5,251,950

		113,770,721

Tennessee — 0.1%
City of Clarksville TN Water Sewer & Gas Revenue, RB, Series A, 4.00%, 02/01/51	14,450	15,419,826

Texas — 5.9%
Arlington Higher Education Finance Corp., RB
(PSF-GTD), 4.00%, 08/15/47	11,435	12,391,584
(PSF-GTD), 4.00%, 08/15/52	11,510	12,393,047
(PSF-GTD), 5.00%, 08/15/52(e)	5,155	5,893,753
City of Austin TX Water & Wastewater System Revenue, Refunding RB, 4.00%, 11/15/51	3,000	3,265,872
City of El Paso TX, GOL, Series B, 4.00%, 08/15/47	5,000	5,425,235
City of Houston Texas Airport System Revenue, RB, AMT, 4.00%, 07/15/41	2,850	2,757,375
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, 5.00%, 11/15/42	25,000	28,192,375
City of Houston TX Airport System Revenue, Refunding RB
Series A, AMT, 4.00%, 07/01/46	32,985	33,818,993
Sub-Series A, AMT, 4.00%, 07/01/47	10,145	10,425,783
City of Houston TX Combined Utility System Revenue, Refunding RB
Series C, 4.00%, 11/15/43	12,500	13,527,363
Series C, 4.00%, 11/15/49	5,000	5,384,290
City of Lubbock TX Electric Light & Power System Revenue, Refunding RB
4.00%, 04/15/46	5,000	5,328,145
4.00%, 04/15/51	12,650	13,494,501
City of San Antonio TX Electric & Gas Systems Revenue, Refunding RB Junior Lien, 5.00%, 02/01/44	4,250	5,033,989

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue, Refunding RB (continued)
Series A, Junior Lien, 5.00%, 02/01/49	$5,000	$5,810,760
Dallas Area Rapid Transit, Refunding RB
Series A, 5.00%, 12/01/45	7,620	8,833,889
Series B, 5.00%, 12/01/47	14,000	16,324,742
Series B, Senior Lien, 4.00%, 12/01/51	57,300	61,546,045
Dallas Fort Worth International Airport, Refunding RB
5.00%, 11/01/43	5,000	5,705,975
4.00%, 11/01/45	20,300	21,252,902
Series A, 4.00%, 11/01/46	20,000	20,944,500
Grand Parkway Transportation Corp., RB,
Series A, 5.00%, 10/01/43	3,080	3,474,801
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 7.00%, 01/01/23(c)	3,700	3,851,816
Series B, 6.38%, 01/01/33	465	475,191
Harris County Cultural Education Facilities Finance Corp., Refunding RB
4.00%, 10/01/42	11,000	11,801,042
4.00%, 10/01/47	25,260	26,795,631
Harris County Flood Control District, Refunding GOL, Series A, 4.00%, 10/01/46	59,390	63,995,398
Harris County Toll Road Authority/The, Refunding RB
1st Lien, 4.00%, 08/15/45	2,345	2,527,457
1st Lien, 4.00%, 08/15/50	10,225	11,097,949
Lamar Consolidated Independent School District, GO(e)
(PSF-GTD), 4.00%, 02/15/47	18,500	20,081,806
(PSF-GTD), 4.00%, 02/15/52	5,000	5,366,385
Lower Colorado River Authority, Refunding RB
5.50%, 05/15/30	6,085	6,314,544
5.00%, 05/15/47	10,000	11,526,450
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	13,495	14,165,796
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 07/01/40	4,000	4,393,884
Series A, 5.00%, 07/01/57	7,000	7,484,673
Tarrant County Cultural Education Facilities Finance Corp., RB
4.00%, 10/01/42	11,110	11,845,782
4.00%, 10/01/47	7,305	7,704,357
Series B, 5.00%, 07/01/43	45,000	50,912,370
Texas Water Development Board, RB
4.00%, 10/15/45	90,150	97,317,736
5.25%, 10/15/46	60,000	67,025,340
4.00%, 10/15/51	40,000	43,508,480
Series A, 5.00%, 10/15/42	10,000	11,224,590
Series B, 4.00%, 10/15/43	20,000	21,244,800

		801,887,396

Utah — 0.8%
County of Utah UT, RB, Series A, 4.00%, 05/15/43	4,000	4,332,404
County of Utah, RB, Series B, 5.00%, 05/15/46	30,000	32,857,260

Security	Par (000)	Value

Utah (continued)
County of Utah, Refunding RB, Series A, 5.00%, 05/15/41	$44,970	$49,382,591
Utah Charter School Finance Authority, RB(b)
5.00%, 06/15/42	1,810	1,804,836
5.00%, 06/15/52	5,420	5,266,316
5.63%, 06/15/54	4,940	4,551,365
5.00%, 06/15/57	3,910	3,738,723
Utah Charter School Finance Authority, Refunding RB(b)
5.25%, 06/15/37	3,795	3,979,953
5.38%, 06/15/48	4,740	4,931,738

		110,845,186

Vermont(b) — 0.1%
East Central Vermont Telecommunications District, RB
Series A, 4.00%, 12/01/30	2,010	1,975,701
Series A, 4.25%, 12/01/40	4,030	3,668,134
Series A, 4.50%, 12/01/50	2,960	2,594,911

		8,238,746

Virginia — 0.2%
Ballston Quarter Community Development Authority, TA, Series A, 5.50%, 03/01/46	1,815	1,408,649
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	130,454
5.00%, 07/01/48	370	378,796
Virginia Commonwealth Transportation Board, RB, 4.00%, 05/15/38(e)	5,230	5,777,319
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 6.00%, 01/01/37	25,515	25,762,598

		33,457,816

Washington — 2.8%
City of Tacoma Washington Electric System Revenue, Refunding RB, Series A, 4.00%, 01/01/42	32,415	32,826,865
City of Tacoma Washington Water Revenue, Refunding RB, 4.00%, 12/01/43	50,535	51,265,483
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	48,000	52,502,352
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	33,730	38,094,595
State of Washington, GO
Series A, 5.00%, 08/01/46	10,000	11,883,030
Series C, 5.00%, 02/01/45	8,755	10,497,858
Series C, 5.00%, 02/01/46	48,095	57,586,260
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	23,385	26,153,690
Washington Health Care Facilities Authority, RB, Series A, Catholic Health Services, 5.75%, 01/01/23(c)	21,355	22,029,135
Washington Metropolitan Area Transit Authority, RB, Series A, 4.00%, 07/15/46	9,735	10,392,249
Washington State Convention Center Public Facilities District, RB 4.00%, 07/01/31	17,475	17,848,423

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington State Convention Center Public Facilities District, RB (continued)
3.00%, 07/01/58	$10,745	$7,798,495
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	40,566	39,925,217

		378,803,652

Wisconsin — 0.6%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	2,715	2,513,740
AMT, 4.25%, 07/01/54	4,745	4,257,375
Public Finance Authority, RB(b)
4.00%, 06/15/40	2,020	1,917,384
5.00%, 12/01/45	2,370	2,494,963
7.00%, 11/01/46	6,385	6,538,342
4.00%, 06/15/50	2,995	2,709,082
5.00%, 12/01/55	6,030	6,297,292
4.00%, 06/15/56	2,445	2,165,143
4.75%, 06/15/56	7,815	6,556,347
Series A, 6.25%, 10/01/31	1,715	1,728,302
Series A, 5.00%, 06/15/41	1,215	1,240,896
Series A, 5.25%, 03/01/45	3,325	3,580,134
Series A, 7.00%, 10/01/47	1,715	1,731,759
Series A, 5.63%, 06/15/49	12,360	12,571,752
Series A, 5.00%, 06/15/51	1,365	1,380,119
Series A, 5.38%, 07/15/52	6,760	7,215,861
Series A, 5.25%, 03/01/55	9,500	10,080,317
Series A, 5.00%, 06/15/56	1,495	1,507,033
Series A-1, 5.00%, 01/01/56	2,515	2,595,135
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(b)(d)	24,870	2,115,318
Public Finance Authority, Refunding RB
5.00%, 03/01/37(b)	760	808,134
4.00%, 12/01/51	1,050	1,040,509

		83,044,937

Total Municipal Bonds — 88.2% (Cost: $12,193,019,282)		12,002,041,694

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 0.8%
University of California, RB, Series M, 5.00%, 05/15/42	100,000	111,195,850

Nevada — 0.6%
County of Clark Nevada, GOL, Series A, 5.00%, 06/01/43	74,740	84,718,799

Security	Par (000)	Value

Texas — 0.7%
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/43(j)	$79,060	$89,194,108

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.1% (Cost: $277,909,550)		285,108,757

Total Long-Term Investments — 90.3% (Cost: $12,470,928,832)		12,287,150,451

	Shares

Short-Term Securities

Money Market Funds — 10.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26%(k)(l)	1,373,153,054	1,373,015,738

Total Short-Term Securities — 10.1% (Cost: $1,372,753,379)		1,373,015,738

Total Investments — 100.4% (Cost: $13,843,682,211)		13,660,166,189

Other Assets Less Liabilities — 0.5%		76,587,363

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.9)%		(126,985,719)

Net Assets — 100.0%		$13,609,767,833

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on April 1, 2026, is $41,561,403.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock National Municipal Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,424,414,061	$—	$(1,050,903,933	)(a)	$(60,309)	$(434,081)	$1,373,015,738	1,373,153,054	$144,392	$—
iShares National Muni Bond ETF(b)	202,812,373	277,950,610	(459,333,297)		(20,192,208)	(1,237,478)	—	—	4,498,413	—
iShares Short-Term National Muni Bond ETF(b)	126,149,400	—	(123,267,284)		(2,912,332)	30,216	—	—	527,445	—

					$(23,164,849)	$(1,641,343)	$1,373,015,738		$5,170,250	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note.	4,165	06/21/22	$511,254	$5,705,844
U.S. Long Bond	2,656	06/21/22	398,815	1,936,397
5-Year U.S. Treasury Note	4,195	06/30/22	480,557	4,742,913

				$12,385,154

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$12,002,041,694	$—	$12,002,041,694
Municipal Bonds Transferred to Tender Option Bond Trusts	—	285,108,757	—	285,108,757
Short-Term Securities
Money Market Funds	1,373,015,738	—	—	1,373,015,738

	$1,373,015,738	$12,287,150,451	$—	$13,660,166,189

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$12,385,154	$—	$—	$12,385,154

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $126,900,000 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12